Intangible Assets, Net - Schedule of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets [Line Items]
Total intangible assets	¥ 123,986	¥ 28,736
Less: Accumulated Amortization	(18,708)	(8,551)
Total intangible assets	105,278	20,185
Participation Right [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	¥ 123,986	¥ 28,736